Income Taxes - Net Operating Loss Credit Carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 169,400
Tax credit carryforward amount	$ 7,378
Tax credit carryforward expiration date	Dec. 31, 2032
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 89,392
Operating loss carryforwards expiration date	Dec. 31, 2032
Tax credit carryforward amount	$ 5,130
Post December 31, 2017 | Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	108,007
Pre January 1, 2018 | Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 61,397
Operating loss carryforwards expiration date	Dec. 31, 2031